Stock-based compensation - Performance and deferred stock unit plan (Details)		12 Months Ended
	Jan. 01, 2021 $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Current portion of DSU liabilities | $		$ 5,099,000	$ 0
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	492,557	426,569	492,557
Granted (in shares)		116,775	112,079
Vested/redeemed (in shares)		(111,630)	(178,067)
Ending balance (in shares)		431,714	426,569
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit) | $ / shares	$ 8.86	$ 12.06	$ 8.86
Granted, Weighted average exercise price (CAD per unit) | $ / shares		15.55	20.04
Vested/redeemed, Weighted average exercise price (CAD per unit) | $ / shares		14.13	8.24
Outstanding, end of period (CAD per unit) | $ / shares		$ 12.47	$ 12.06
Vested (in shares)		111,630	178,067
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		3.14%	0.65%
Expected volatility		48.70%	50.96%
Performance restricted share unit plan | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance restricted share unit plan granted to the services to be provided		2 years
Award vesting period		3 years
Restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested/redeemed (in shares)		(111,630)	(178,067)
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $		$ 3,251,000	$ 3,702,000
Period for award recognition		1 year 3 months 18 days	1 year 6 months
Vested (in shares)		111,630	178,067
Settlement ratio, per PSU (in shares)		1.14	2.0
Deferred stock unit plan | Deferred stock units (DSUs)
Number of units
Beginning balance (in shares)	1,005,503	932,644	1,005,503
Granted (in shares)		87,569	66,265
Vested/redeemed (in shares)		0	(139,124)
Ending balance (in shares)		1,020,213	932,644
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $		$ 0
Vested (in shares)		0	139,124
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Required annual fixed remuneration in form of DSUs if shareholding guidelines are met, percentage	60.00%
Percentage of annual bonus eligible for deferred stock units	50.00%
Fair market value (CAD per share) | $ / shares		$ 17.90	$ 18.78
Award units settled during the period | $		$ 0	$ 2,300,000
Deferred stock unit plan | Deferred stock units (DSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Required annual fixed remuneration in form of DSUs, percentage				50.00%
Required annual fixed remuneration in form of DSUs if shareholding guidelines are not met, percentage	0.00%
Deferred stock unit plan | Deferred stock units (DSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Required annual fixed remuneration in form of DSUs, percentage				100.00%
Required annual fixed remuneration in form of DSUs if shareholding guidelines are not met, percentage	100.00%
Deferred stock unit plan | Deferred stock units (DSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Current portion of DSU liabilities | $		5,099,000	0
Deferred stock unit plan | Deferred stock units (DSUs) | Other liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Non-current portion of award obligation | $		$ 13,159,000	$ 17,515,000